Income Taxes - Schedule of Provision for Income Taxes (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current, Federal
Current, State
Total current
Deferred, Federal			(116,783)
Deferred, State			(50,004)
Total deferred tax benefit	$ (281,534)		(166,787)
Valuation allowance			166,787
Net deferred tax benefit
Total tax provision (benefit)	$ (281,534)